SEGMENT REPORTING (Details) - Schedule of segment reporting information, by segment - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Segment Net Sales:
Total Net Sales		$ 3,672	$ 1,939		$ 7,149	$ 4,853	$ 12,117	[1]	$ 7,834
Segment Profit (Loss):
Gross profit		2,334	907		4,565	3,068	7,413	[1]	3,102
Non-cash share based compensation					(4,873)	(713)	(1,652)	[2]	(1,522)	[2]
Depreciation and amortization		(524)	(365)		(1,103)	(717)	(1,854)	[1]	(1,480)
Goodwill impairment						(1,682)	(1,682)	[1],[2]		[2]
Loss from operations		9,603	7,325		17,371	16,499	28,528	[1]	36,540
Loss on debt extinguishment	[2]						(2,360)		(3,374)
Gain on remeasurement of warrant liability		(1,176)			3,675		(10,780)	[1]
Loss on fair value of derivative instrument			(13)				657	[1]	421
Loss on investments			67			228	464	[1]	756
Foreign exchange loss		80	311		839	359	491	[1]	1,575
Interest expense		920	953		1,898	1,789	4,455	[1]	2,684
Miscellaneous, net		(485)	105		(1,087)	48	(284)	[1]	534
Operating Segments
Segment Net Sales:
Total Net Sales		3,672	1,939		7,149	4,853	12,117		7,834
Segment Profit (Loss):
Gross profit		(2,970)	(4,521)		(5,222)	(9,442)	(16,935)		(24,636)
Long-lived assets
Long-lived assets		28,704			28,704		25,680		24,432
Reconciliation
Segment Profit (Loss):
Gross profit		(2,970)	(4,521)		(5,222)	(9,442)	(16,935)		(24,636)
Unallocated corporate expenses							(6,405)		(5,887)
Non-cash share based compensation		3,323	297		4,873	713	(1,652)		(1,522)
Depreciation and amortization		524	365		1,103	717	(1,854)		(1,480)
Herbal Brands acquisition related charges									(3,015)
Goodwill impairment						1,682	(1,682)
Loss from operations		9,603	7,325		17,371	16,499	(28,528)		(36,540)
Loss on debt extinguishment							2,360		3,374
Loss on fair value of derivative instrument			(13)				657		421
Loss on investments			67			228	464		756
Foreign exchange loss		80	311		839	359	491		1,575
Interest expense							4,455		2,684
Miscellaneous, net							(284)		534
Loss from operations before income taxes		2,786	2,141		6,173	3,945	(25,891)		(45,884)
Cannabinoid
Segment Profit (Loss):
Goodwill impairment
Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales		579	153		1,256	395	2,511		133
Segment Profit (Loss):
Gross profit		(3,604)	(4,454)		(6,468)	(9,855)	(18,798)		(25,250)
Long-lived assets
Long-lived assets		28,528			28,528		25,485		24,209
Non-Cannabinoid
Segment Profit (Loss):
Goodwill impairment				$ (1,682)	(1,682)		(1,682)
Non-Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales		3,093	1,786		5,893	4,458	9,606		7,701
Segment Profit (Loss):
Gross profit		634	$ (67)		1,246	$ 413	1,863		614
Long-lived assets
Long-lived assets		$ 151			$ 151		176		207
Other | Operating Segments
Long-lived assets
Long-lived assets							$ 19		$ 16

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.